HOSPITALITY REVENUE	12 Months Ended
Dec. 31, 2023
Disclosure of revenue [Abstract]
HOSPITALITY REVENUE	HOSPITALITY REVENUE
The components of hospitality revenue are as follows:

(US$ Millions)	2023	2022	2021
Room, food and beverage	$2,250	$1,300	$931
Other leisure activities	216	175	111
Other hospitality revenue	128	36	31
Total hospitality revenue	$2,594	$1,511	$1,073